Supplement dated May 21, 2025, to the Statutory Prospectus dated May 1, 2025, for the following variable universal life policies issued by:

Pacific Life Insurance Company

Pacific Prime VUL

Pacific Select Exec

Pacific Select Exec II

Pacific Select Exec II (2004)

Pacific Select Exec III

Pacific Select Exec IV

Pacific Select Exec V

Pacific Select Estate Preserver VI

Pacific Select Performer 500
Pacific Select VUL

Pacific Select VUL-Accumulation

Pacific Select Excel Survivorship VUL

Pacific Select Survivorship VUL

M's Versatile Product

M's Versatile Product VI

M's Versatile Product VII

M's Versatile Product VIII

M's Versatile Product IX

M's Versatile Product-Survivorship II

MVP VUL 10

MVP VUL 10 LTP

MVP VUL Accumulator

MVP VUL Survivorship 3

Pacific Life & Annuity Company Pacific Select Exec V

The purpose of this supplement is to update certain underlying fund information. This supplement must be preceded or accompanied by the Prospectus (the "Prospectus") for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or (800) 595-6997 for New York policies, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

 As of May 1, 2025, the underlying fund information related to the Current Expenses in the APPENDIX: UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
		1 yr	5 yr	10 yr
BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.02%[1]	8.93%	5.72%	5.32%
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.99%	6.72%	1.90%	3.73%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

VLSUPP1_0525